Consolidated income statement - SEK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net sales	kr 210,838	kr 205,378	kr 220,316
Cost of sales	(142,638)	(157,451)	(155,062)
Gross income	kr 68,200	kr 47,927	kr 65,254
Gross margin (%)	32.30%	23.30%	29.60%
Research and development expenses	kr (38,909)	kr (37,887)	kr (31,631)
Selling and administrative expenses	(27,519)	(29,027)	(28,317)
Impairment losses on trade receivables	(420)	(3,649)	(553)
Operating expenses	(66,848)	(70,563)	(60,501)
Other operating income	497	1,154	1,987
Other operating expense	(665)	(13,285)	(1,584)
Share in earnings of joint ventures and associated companies	58	24	31
Operating income (loss)	1,242	(34,743)	5,187
Financial income	(316)	(372)	(135)
Financial expenses	(2,389)	(843)	(2,158)
Income after financial items (loss)	(1,463)	(35,958)	2,894
Taxes	(4,813)	3,525	(1,882)
Net income (loss)	(6,276)	(32,433)	1,012
Net income (loss) attributable to:
Stockholders of the Parent Company	(6,530)	(32,576)	833
Non-controlling interest	kr 254	kr 143	kr 179
Other information
Average number of shares, basic (million)	3,291	3,277	3,263
Earnings (loss) per share attributable to stockholders of the Parent Company, basic (SEK)	kr (1.98)	kr (9.94)	kr 0.26
Earnings (loss) per share attributable to stockholders of the Parent Company, diluted (SEK)	kr (1.98)	kr (9.94)	kr 0.25